Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, and the final rule adopted by the SEC on August 25, 2022, we are providing the following disclosures regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO named executive officers (“Non-PEO NEO”) and company performance for the fiscal years listed below.  As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we have prepared this pay versus performance disclosure, which serves to further demonstrate the alignment of our executive compensation program with stockholder interests.

Value of Initial Fixed
			Summary		$100 Investment Based On:
	Summary		Compensation	Compensation		Peer Group
	Compensation	Compensation	Table Total	Actually Paid	Total	Total		Company
	Table Total	Actually Paid	for Non-PEO	to Non-PEO	Shareholder	Shareholder	Net Income	Selected
Year	for PEO (1)	to PEO (1)(2)	NEOs	NEOs	Return (3)	Return (2)(4)	(in Thousands)	Measure (4)
2022	$3,168,569	$2,818,278	$2,482,545	$2,213,852	$0.92	$-	$(19,823)	-
2021	3,038,045	3,215,394	2,383,776	2,519,042	$2.00	$-	275	-

(1)	Robert E. Cauley was our PEO and George H. Haas, IV was our Non-PEO NEO for each year presented.
(2)	See adjustment below.
(3)	Total Shareholder Return assumes $100 invested at December 31, 2020.
(4)	The Company has omitted Peer Group Total Shareholder Return information and the Company Selected Measure as a smaller reporting company in accordance with Item 402(v)(8)

PEO Total Compensation Amount	$ 3,168,569	$ 3,038,045
PEO Actually Paid Compensation Amount	$ 2,818,278	3,215,394
Adjustment To PEO Compensation, Footnote [Text Block]

Compensation Actually Paid Adjustments

Compensation Actually Paid, as presented above, represents the Summary Compensation Table Totals adjusted for the items set forth below in accordance with Item 402(v)(2)(iii) of Regulation S-K and may not reflect compensation actually earned, realized or received by the NEOs.

	2022
Adjustments to Summary Compensation Table Totals to Determine Compensation Actually Paid	PEO	Non-PEO NEO
Deductions for amounts reported under Stock Awards Column in the Summary Compensation Table	$(615,621)	$(469,143)
Fair value as of vesting date of awards granted and vested during the year	$256,037	$195,117
Increase for fair value at year end of awards granted during year that remain unvested as of year end	117,359	89,429
Adjustment for change in fair value from prior year-end to current-year end of awards granted prior to year that were outstanding and unvested as of year end	(65,244)	(49,716)
Adjustment for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during the year	(42,965)	(32,743)
Decrease for prior year fair value for awards granted prior to year that were forfeited during the year	(55,440)	(42,255)
Increase for dividends paid during the year prior to vesting date of award	55,583	40,618
Total Adjustments	$(350,291)	$(268,693)

Non-PEO NEO Average Total Compensation Amount	$ 2,482,545	2,383,776
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,213,852	2,519,042
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2021
Adjustments to Summary Compensation Table Totals to Determine Compensation Actually Paid	PEO	Non-PEO NEO
Deductions for amounts reported under Stock Awards Column in the Summary Compensation Table	$(512,074)	$(390,234)
Fair value as of vesting date of awards granted and vested during the year	$368,894	$281,121
Increase for fair value at year end of awards granted during year that remain unvested as of year end	282,173	215,033
Adjustment for change in fair value from prior year-end to current-year end of awards granted prior to year that were outstanding and unvested as of year end	-	-
Adjustment for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during the year	727	597
Decrease for prior year fair value for awards granted prior to year that were forfeited during the year	-	-
Increase for dividends paid during the year prior to vesting date of award	37,629	28,749
Total Adjustments	$177,349	$135,266

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Comparison of Compensation Actually Paid to Total Shareholder Return

The following graph illustrates the relationship between compensation actually paid to our NEOs and Bimini’s total shareholder return on a cumulative basis assuming investment of $100 on December 31, 2020:

Compensation Actually Paid vs. Net Income [Text Block]	Comparison of Compensation Actually Paid to Net Income The following graph illustrates the relationship between compensation actually paid to our NEOs and Bimini’s net income on an annual basis:
Total Shareholder Return Amount	$ 0.92	2.00
Peer Group Total Shareholder Return Amount	0	0
Net Income (Loss)	$ (19,823)	$ 275
Company Selected Measure Amount	0	0
PEO Deductions for amounts reported under Stock Awards Column in the Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (615,621)	$ (512,074)
NEO Deductions for amounts reported under Stock Awards Column in the Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(469,143)	(390,234)
PEO Fair value as of vesting date of awards granted and vested during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	256,037	368,894
NEO Fair value as of vesting date of awards granted and vested during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	195,117	281,121
PEO Increase for fair value at year end of awards granted during year that remain unvested as of year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	117,359	282,173
NEO Increase for fair value at year end of awards granted during year that remain unvested as of year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	89,429	215,033
PEO Adjustment for change in fair value from prior year-end to current-year end of awards granted prior to year that were outstanding and unvested as of year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(65,244)	0
NEO Adjustment for change in fair value from prior year-end to current-year end of awards granted prior to year that were outstanding and unvested as of year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(49,716)	0
PEO Adjustment for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(42,965)	727
NEO Adjustment for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(32,743)	597
PEO Decrease for prior year fair value for awards granted prior to year that were forfeited during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(55,440)	0
NEO Decrease for prior year fair value for awards granted prior to year that were forfeited during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(42,255)	0
PEO Increase for dividends paid during the year prior to vesting date of award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	55,583	37,629
NEO Increase for dividends paid during the year prior to vesting date of award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	40,618	28,749
PEO Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(350,291)	177,349
NEO Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (268,693)	$ 135,266